Basis of Presentation and General information, General Information (Details) t in Millions			12 Months Ended
	Mar. 07, 2023 $ / shares shares	Sep. 22, 2017 $ / shares	Dec. 31, 2022 Vessel t $ / shares shares	Dec. 31, 2021 $ / shares shares	May 28, 2021 shares
Basis of Presentation [Abstract]
Common shares, shares issued (in shares) | shares			94,610,088	94,610,088
Common shares, shares outstanding (in shares) | shares			94,610,088	94,610,088	89,955,848
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Number of vessels | Vessel			30
Combined carrying capacity | t			2.5
Capesize [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			7
Panamax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			12
Aframax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			1
Aframax LR2 Tanker [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			5
Handysize [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			2
2,700 TEU Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			2
Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate		9.75%
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares) | shares			12,000	12,000
Preferred shares, shares issued (in shares) | shares			12,000	12,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Toro Corp [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares) | shares	9,461,009
Common shares, shares outstanding (in shares) | shares	9,461,009
Toro Corp [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares) | shares	140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred shares, dividend rate	1.00%
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Toro Corp [Member] | Series B Preferred Shares [Member] | Subsequent Event [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares) | shares	40,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held			100.00%